Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,357,000
Previously Paid Amount	0.00
Total Fee Amount	360.86
Total Offset Amount	0.00
Net Fee	360.86
Narrative - Max Aggregate Offering Price	$ 2,357,000
Final Prospectus	true